Cost of Revenue (Excluding Impairment Loss) (Tables)	12 Months Ended
Dec. 31, 2024
Cost of Revenue (Excluding Impairment Loss) [Abstract]
Schedule of Cost of Revenue (Excluding Impairment Loss)

Cost of revenue (excluding impairment loss) consisted of the following:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Lease expenses	167,264	69,053	35,065
Employee compensation and benefits	67,245	37,529	20,958
Depreciation and amortization	49,001	16,327	9,621
Advertising costs	267,901	205,887	80,966
Construction and design costs	1,360	1,003	1,005
Other operating costs(i)	103,876	54,950	26,878
Total	656,647	384,749	174,493
(i)	Including utilities, maintenance, daily cleaning and others.